Shareholders' Equity and Stock-Based Compensation - Schedule of Information Regarding Fully Vested and Expected to Vest Stock Options (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Exercise Price $8.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted Average Exercise Price | $ / shares	$ 8.00
Number of Options | shares	3,309
Weighted Average Remaining Contractual Life	5 years 9 months 10 days
Exercise Price $10.40 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted Average Exercise Price | $ / shares	$ 10.40
Number of Options | shares	240
Weighted Average Remaining Contractual Life	6 years 11 months 1 day
Exercise Price $12.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted Average Exercise Price | $ / shares	$ 12.00
Number of Options | shares	1,602
Weighted Average Remaining Contractual Life	5 years 10 months 20 days
Exercise Price $13.03 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted Average Exercise Price | $ / shares	$ 13.03
Number of Options | shares	8
Weighted Average Remaining Contractual Life	8 years 1 month 13 days
Exercise Price $16.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted Average Exercise Price | $ / shares	$ 16.00
Number of Options | shares	1,342
Weighted Average Remaining Contractual Life	5 years 11 months 4 days
Exercise Price $22.66 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted Average Exercise Price | $ / shares	$ 22.66
Number of Options | shares	44
Weighted Average Remaining Contractual Life	9 years 8 months 23 days
Exercise Price $10.82 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted Average Exercise Price | $ / shares	$ 10.82
Number of Options | shares	6,545
Weighted Average Remaining Contractual Life	5 years 10 months 28 days